Contingent Liabilities and Financial Commitments - Group Litigation - Additional Information (Details) € in Millions, $ in Millions						1 Months Ended		6 Months Ended				12 Months Ended
	Mar. 01, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	May 31, 2009 GBP (£)	May 31, 2009 EUR (€)	Jun. 30, 2021 GBP (£) Case ClassAction Plaintiff	Jun. 30, 2021 USD ($) Case ClassAction Plaintiff	Jun. 30, 2021 CAD ($) Case ClassAction Plaintiff	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Payments received								£ 2,000,000
Fox River | N C R Appvion And Windward Prospects
Disclosure Of Commitments And Contingencies [Line Items]
Fox river provision								£ 68,000,000								£ 70,000,000	£ 70,000,000
NCR And Appvion | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Payments received											£ 0
Windward Dividend Claim | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana						£ 123,000,000	€ 135
Windward Dividend Claim | Windward | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount				£ 134,000,000	$ 185.0
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction								10	10	10
Canada | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments | $	$ 758,000,000
Canada | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government								£ 5,800,000,000		$ 10,000,000,000
Canada | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government								69,000,000,000		118,000,000,000
Canada | Top of Range | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement | $	$ 9,200,000,000
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government								£ 193,000,000,000		$ 330,000,000,000
Ontario | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 5,500,000,000	$ 9,400,000,000									£ 163,000,000,000	$ 280,000,000,000	£ 163,000,000,000	$ 280,000,000,000
Ontario | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 6,400,000,000	$ 10,900,000,000									£ 368,000,000,000	$ 630,000,000,000	£ 368,000,000,000	$ 630,000,000,000
US - Engle | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case								1,274
Number of plaintiffs | Plaintiff								1,573	1,573	1,573
Number of paid judgements cases | Case								3	3	3
Payment for compensatory and punitive damages								£ 600,000	$ 0.8
US - Engle | RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss Contingency Amount of Overall Damages comprising Compensatory Damages								37,000,000	51.6
Amount of overall damages comprising punitive damages								110,000,000	152.0
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap								£ 144,000,000	$ 200.0